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                       FIRST AMERICAN STRATEGY FUNDS, INC.
                       SUPPLEMENT DATED JANUARY 7, 2008 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2007

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This information supplements the Statement of Additional Information of First
American Strategy Funds, Inc., dated December 20, 2007 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

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EFFECTIVE JANUARY 1, 2008, THE FIRST SENTENCE ON PAGE 40 IN THE SAI UNDER THE
HEADING "DIRECTORS AND EXECUTIVE OFFICERS--COMPENSATION" IS REPLACED BY THE
FOLLOWING:

     The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $135,000 ($245,000 in the case of the Chair).









                                                         FASF-SAI-STK